LOAN FROM THIRD PARTIES	12 Months Ended
Dec. 31, 2020
LOAN FROM THIRD PARTIES
LOAN FROM THIRD PARTIES

9.LOAN FROM THIRD PARTIES

	December 31,	December 31,
	2020	2019
Loan from third parties	$—	$4,305,396

On January 22, 2019, Beijing Baosheng entered into a loan agreement with a third party individual to borrow RMB 10,000,000 (equivalent to $1,435,132) as working capital with a maturity date of March 22, 2019. On March 21, 2019, Horgos Baosheng entered into a loan agreement with a third party individual to borrow RMB 8,000,000 (equivalent to $1,148,106) as working capital with a maturity date of June 20, 2019. Both of these loans bore a fixed interest rate of 4.35% per annum. These two loans were fully repaid in the year ended December 31, 2019.

On October 21, 2019, Kashi Baosheng entered into a half-year credit facility agreement of maximum RMB 14,000,000 (equivalent to $ 2,009,185) with Guangzhou Yihui Commercial Factoring Co., Ltd. During the year ended December 31, 2019, Kashi Baosheng withdrew an aggregate of RMB 14,000,000 (equivalent to $2,009,185), which was due from April 21 to 28, 2020. RMB 6,000,000 (equivalent to $ 861,079) of the loan bears a fixed interest rate of 9.7% per annum and RMB 8,000,000 (equivalent to $ 1,148,106) of the loan bears a fixed interest rate of 10% per annum. The loan was guaranteed by Beijing Baosheng, Ms. Wenxiu Zhong, the chairperson of the Company’s board of directors and CEO, and a third party individual for whom Ms. Wenxiu Zhong provided counter-guarantee with her indirectly held 5% equity interest in Beijing Baosheng pledged as the collateral. The Company fully repaid as of the maturity dates in April 2020.

On December 24, 2019, Horgos Baosheng entered into a loan agreement with Beijing Ruisiqiguo Film Production Co., Ltd. to borrow RMB 16,000,000 (equivalent to $2,296,211) as working capital with a maturity date of January 31, 2020, which was subsequently extended to March 31, 2020. The total interest was RMB 50,000 (equivalent to $7,176). As of December 31, 2019, the outstanding balance was RMB 16,000,000 (equivalent to $2,296,211), which was fully repaid as of the maturity date in March 2020.

On January 20, 2020, Horgos Baosheng entered into a loan agreement with Beijing Ruisiqiguo Film Production Co., Ltd. to borrow RMB 10,650,000 (equivalent to $1,542,539) as working capital with a maturity date of April 30, 2020. The total interest was RMB 33,290 (equivalent to $4,733). On March 31, 2020, the loan had been fully repaid in advance.

On February 20, 2020, Horgos Baosheng entered into another loan agreement with Beijing Ruisiqiguo Film Production Co., Ltd. to borrow RMB 35,000,000 (equivalent to $5,069,378) as working capital with a maturity date of May 30, 2020, which was extended to October 31, 2020. The total interest was RMB 109,375 (equivalent to $15,550). On March 26, 2020, the Company repaid a total of RMB 7,000,000 (equivalent to $1,013,876) in advance and settled the outstanding balance of RMB 28,000,000 (equivalent to $4,055,502) on in September 2020 in advance by transferring the right to collect equivalent amount of RMB 28,000,000 (equivalent to $4,055,502) due from a customer.

The weighted average interest rate for loans from third parties was approximately 6.54%,  7.05% and 7.88% for the years ended December 31, 2020, 2019 and 2018, respectively. For the years ended December 31, 2020, 2019 and 2018, interest expense related to the above borrowings amounted to $105,733,  $64,996 and $207,458, respectively.